LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 19, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED NOVEMBER 30, 2015, OF

QS GLOBAL MARKET NEUTRAL FUND

The information in this supplement is effective as of December 19, 2016.

The following language replaces the information in the section of the fund’s Statement of Additional Information titled “Manager and Subadvisers — Portfolio Managers — Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

Joseph S. Giroux, Stephen A. Lanzendorf, CFA, Russell Shtern, CFA, and Jacqueline Hurley, CFA, are the fund’s portfolio managers.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which the portfolio managers as a team have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance. All information is provided as of October 31, 2016.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based ($ millions)
Joseph S. Giroux	Registered investment companies	7	1,117	None	None
	Other pooled investment vehicles	2	116	None	None
	Other accounts	2	6	None	None

Stephen A. Lanzendorf,	Registered investment companies	15	4,451	None	None
	Other pooled investment vehicles	5	210	None	None
CFA	Other accounts	28	2,900	4	89

Russell Shtern, CFA	Registered investment companies	12	2,414	None	None
	Other pooled investment vehicles	3	214	None	None
	Other accounts	19	1,949	3	52

Jacqueline Hurley, CFA	Registered investment companies	2	774	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	13	1,521	3	52

Ownership of Securities

The table below provides information regarding the portfolio managers’ beneficial ownership of shares of the fund as of October 31, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Joseph S. Giroux	None
Stephen A. Lanzendorf, CFA	None
Russell Shtern, CFA	None
Jacqueline Hurley, CFA	None

Please retain this supplement for future reference.

QSIN325715

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